Segmented Information - Schedule of External Revenues and Long-Lived Assets by Geographic Region (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	$ 39,431	$ 40,827
Fixed assets, net	8,260	8,095
Operating Segments [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	39,431	40,827
Fixed assets, net	8,260	8,095
Operating Segments [Member] | North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	19,349	20,547
Fixed assets, net	3,941	3,635
Operating Segments [Member] | North America [Member] | United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	9,702	10,043
Fixed assets, net	1,661	1,359
Operating Segments [Member] | North America [Member] | Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	5,353	5,886
Fixed assets, net	993	1,001
Operating Segments [Member] | North America [Member] | Mexico
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	4,294	4,618
Fixed assets, net	1,287	1,275
Operating Segments [Member] | Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	17,331	17,055
Fixed assets, net	3,608	3,676
Operating Segments [Member] | Europe [Member] | Austria
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	8,279	7,750
Fixed assets, net	872	938
Operating Segments [Member] | Europe [Member] | Germany
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	4,878	4,893
Fixed assets, net	1,090	1,271
Operating Segments [Member] | Europe [Member] | Czech Republic
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	899	764
Fixed assets, net	276	257
Operating Segments [Member] | Europe [Member] | Poland
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	689	694
Fixed assets, net	201	200
Operating Segments [Member] | Europe [Member] | Italy
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	527	850
Fixed assets, net	244	288
Operating Segments [Member] | Europe [Member] | United Kingdom
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	422	517
Fixed assets, net	209	191
Operating Segments [Member] | Europe [Member] | Russia
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	434	424
Fixed assets, net	134	138
Operating Segments [Member] | Europe [Member] | Spain
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	431	382
Fixed assets, net	79	47
Operating Segments [Member] | Europe [Member] | Turkey
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	293	291
Fixed assets, net	10	8
Operating Segments [Member] | Europe [Member] | France
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	201	219
Fixed assets, net	55	46
Operating Segments [Member] | Europe [Member] | Slovakia
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	139	127
Fixed assets, net	223	71
Operating Segments [Member] | Europe [Member] | Other Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	139	144
Fixed assets, net	215	221
Operating Segments [Member] | Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	2,164	2,540
Fixed assets, net	631	718
Operating Segments [Member] | Asia Pacific [Member] | China
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	1,947	2,152
Fixed assets, net	528	588
Operating Segments [Member] | Asia Pacific [Member] | India
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	144	180
Fixed assets, net	98	106
Operating Segments [Member] | Asia Pacific [Member] | Korea
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	44	158
Fixed assets, net	1	21
Operating Segments [Member] | Asia Pacific [Member] | Other Asia Pacific
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	29	50
Fixed assets, net	4	3
Operating Segments [Member] | Rest Of The World [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	587	685
Fixed assets, net	$ 80	$ 66